Preferred Shares and Shareholders' Deficit - Schedule of Composition of Share Capital (Details) (10-K) - shares	Jun. 30, 2021	Dec. 31, 2020	Mar. 20, 2020	Dec. 31, 2019
Ordinary shares, shares authorized	2,001,000	2,001,000		1,500,000
Ordinary shares, shares issued	1,000,000	1,000,000		1,000,000
Ordinary shares, shares outstanding	1,000,000	1,000,000		1,000,000
Preferred shares, shares authorized	749,000	749,000		500,000
Preferred shares, shares issued	733,273	733,273		500,000
Preferred shares, shares outstanding	733,273	733,273		500,000
Preferred A Shares [Member]
Preferred shares, shares authorized		500,000		500,000
Preferred shares, shares issued		500,000		500,000
Preferred shares, shares outstanding		500,000		500,000
Preferred A-1 Shares [Member]
Preferred shares, shares authorized		1,000	1,000
Preferred shares, shares issued		1,000
Preferred shares, shares outstanding		1,000
Preferred B Shares [Member]
Preferred shares, shares authorized		145,000	145,000
Preferred shares, shares issued		130,180
Preferred shares, shares outstanding		130,180
Preferred B-1 Shares [Member]
Preferred shares, shares authorized		103,000	103,000
Preferred shares, shares issued		102,093
Preferred shares, shares outstanding		102,093